Carrying Value of Contingently Redeemable Ordinary Shares (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Common Stock Equity [Line Items]
Balance as of December 31, 2012	$ 12,307	76,858
Changes in redemption value	524	3,174	3,023
Exchange rate effect		(2,355)
Balance as of December 31, 2013	$ 12,831	77,677	76,858